Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (155,463,958)		$ (125,338,509)
Working capital	30,529,489		10,111,451
Net cash used in operating activities	(2,328,970)	$ (10,054,183)
Cost of revenues	4,825,596	11,686,504
Deferred revenue	2,239,790		$ 2,385,228
Recognized deferred revenue	$ 979,322	$ 576,711